Statutory Surplus Reserves And Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Net assets	$ 984,743	$ 972,494
Minimum [Member]
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Percentage of statutory surplus reserve	10.00%
Maximum [Member]
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Percentage of statutory surplus reserve	50.00%